Discontinued operations and held for sale assets (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of subsidiaries [line items]
Disposal groups Income statement
	Half year ended	Half year ended
	30.06.18[1]	30.06.17[2]
Disposal groups income statement	£m	£m
Net interest income	1,449	3,862
Net fee and commission income	296	1,107
Net trading income	(5)	133
Net investment income	6	89
Other income	2	68
Total income	1,748	5,259
Credit impairment charges and other provisions	(201)	(575)
Net operating income	1,547	4,684

Staff costs	(321)	(1,737)
Administration and general expenses	(1,135)	(3,093)
Operating expenses	(1,456)	(4,830)

Share of post-tax results of associates and joint ventures	-	4
Profit/(loss) before tax	91	(142)
Tax charge	(138)	(453)
Loss after tax[3]	(47)	(595)

Attributable to:
Equity holders of the parent	(47)	(735)
Non-controlling interests	-	140
Loss after tax[3]	(47)	(595)

  Included UK banking business results for the period from 1 January 2018 to 31 March 2018.
  Included UK banking business results for the period from 1 January 2017 to 30 June 2017 and BAGL results for the period from 1 January 2017 to 31 May 2017.
  Total loss after tax in respect of discontinued operations in H117 was £2,030m, which comprised of £595m loss after tax, £60m loss on the sale of BAGL and £1,375m loss on recycling of other comprehensive loss on reserves relating to the disposal of BAGL. Of the £595m loss after tax, £760m loss related to BAGL results and £165m profit related to UK banking business.

Statement of other comprehensive income from discontinued operations
	Half year ended	Half year ended
Statement of other comprehensive income from discontinued operations	30.06.18[1]	30.06.17[2]
	£m	£m
Available for sale reserve	-	(3)
Fair value through other comprehensive income reserve	(3)	-
Currency translation reserves	-	(38)
Cash flow hedging reserves	-	19
Other comprehensive loss, net of tax from discontinued operations	(3)	(22)

  Included UK banking business other comprehensive income for the period from 1 January 2018 to 31 March 2018.
  Included UK banking business other comprehensive income for the period from 1 January 2017 to 30 June 2017 and BAGL other comprehensive income for the period from 1 January 2017 to 31 May 2017.

Cash flows from discontinued operations
	Half year ended	Half year ended
Cash flows from discontinued operations	30.06.18[1]	30.06.17[2]
	£m	£m
Net cash flows from operating activities	(402)	2,098
Net cash flows from investing activities	54	(414)
Net cash flows from financing activities	(120)	(373)
Effect of exchange rates on cash and cash equivalents	-	(29)
Net (decrease)/increase in cash and cash equivalents	(468)	1,282

  Included UK banking business cash flows for the period from 1 January 2018 to 31 March 2018.
  Included UK banking business cash flows for the period from 1 January 2017 to 30 June 2017 and BAGL cash flows for the period from 1 January 2017 to 31 May 2017.